Income Taxes - Summary of Tax Losses Carryforwards and their Years of Expiration (Detail) $ in Millions	Dec. 31, 2023 MXN ($)
Major components of tax expense (income) [abstract]
2029	$ 2,702
2030	3,172
2031	157
2032	597
2033 and thereafter	5
No expiration (Brazil and Colombia)	10,924
Tax losses carryforward	$ 17,557